Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant And Equipment
Property and equipment, net consists of the following:

	September 30, 2022	December 31, 2021
Trocars	$4,645	$4,448
Leasehold improvements	1,028	254
Office equipment	238	223
Computer software	140	135
Furniture and fixtures	161	119
Computer equipment	97	97
Construction in process	—	705

Property and equipment	6,309	5,981
Less: Accumulated depreciation	(4,533)	(3,646)

Property and equipment, net	$1,776	$2,335

Property and equipment, net consists of the following (in thousands):

	2021	2020
Trocars	$4,448	$3,754
Leasehold improvements	254	254
Office equipment	223	204
Computer software	135	135
Furniture and fixtures	119	72
Computer equipment	97	97
Construction in process	705	—

	5,981	4,516

Less: accumulated depreciation	(3,646)	(2,933)

	$2,335	$1,583